SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [abstract]
Schedule of segment results
	The Railway Transportation Business			All other segments			Elimination			Total
	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment revenue
- Railroad and Business	17,294,901	18,823,379	20,025,568	-	-	-	-	-	-	17,294,901	18,823,379	20,025,568
- Other Businesses	705,423	779,719	938,066	395,661	273,274	271,452	(64,563)	(48,354)	(56,735)	1,036,521	1,004,639	1,152,783
Total revenue	18,000,324	19,603,098	20,963,634	395,661	273,274	271,452	(64,563)	(48,354)	(56,735)	18,331,422	19,828,018	21,178,351
Timing of revenue recognition
- Overtime	17,899,006	19,480,546	20,826,847	180,331	89,590	110,214	(64,563)	(48,354)	(56,735)	18,014,774	19,521,782	20,880,326
- At a point in time	101,318	122,552	136,787	215,330	183,684	161,238	-	-	-	316,648	306,236	298,025
	18,000,324	19,603,098	20,963,634	395,661	273,274	271,452	(64,563)	(48,354)	(56,735)	18,331,422	19,828,018	21,178,351

Segment result	1,341,601	1,120,148	1,045,581	14,519	(26,078)	(36,489)	(8,988)	(25,270)	-	1,347,132	1,068,800	1,009,092

Finance costs - net	10,011	451	56,439	159	179	271	-	-	-	10,170	630	56,710
Share of results of associates, net of tax	6,944	7,177	(7,039)	-	-	-	-	-	-	6,944	7,177	(7,039)
Depreciation of fixed assets	1,655,657	1,603,106	1,633,185	6,803	6,637	4,113	-	-	-	1,662,460	1,609,743	1,637,298
Depreciation of right-of-use assets	-	-	53,992	-	-	11,332	-	-	-	-	-	65,324
Amortization of leasehold land payments	34,348	44,450	-	11,332	11,332	-	-	-	-	45,680	55,782	-
Amortization of long-term prepaid expenses	3,256	12,596	16,008	(88)	313	430	-	-	-	3,168	12,909	16,438
Impairment of fixed assets	11,185	10,364	20,697	-	-	-	-	-	-	11,185	10,364	20,697
Provision for impairment of materials and supplies	7,844	11,361	10,793	-	-	-	-	-	-	7,844	11,361	10,793

Schedule of reconciliation of segment results

	The Railway Transportation Business			All other segments			Elimination			Total
	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment result	1,341,601	1,120,148	1,045,581	14,519	(26,078)	(36,489)	(8,988)	(25,270)	-	1,347,132	1,068,800	1,009,092
Income tax expense	(328,727)	(291,202)	(262,942)	(6,637)	1,436	1,814	-	-	-	(335,364)	(289,766)	(261,128)
Profit/(loss) for the year	1,012,874	828,946	782,639	7,882	(24,642)	(34,675)	(8,988)	(25,270)	-	1,011,768	779,034	747,964

Schedule of segment assets and liabilities
	The Railway Transportation Business		All other segments		Elimination		Total
	2018	2019	2018	2019	2018	2019	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Total segment assets	35,089,100	36,691,272	496,353	485,891	(183,216)	(284,030)	35,402,237	36,893,133

Total segment assets include:
Investment in associates	181,725	174,686	-	-	-	-	181,725	174,686
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,885,650	1,757,394	7,635	3,097	-	-	2,893,285	1,760,491
Total segment liabilities	6,163,507	7,348,182	571,273	595,487	(148,872)	(189,817)	6,585,908	7,753,852